Revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Long term deferred revenue	$ 14.1	$ 14.2
Revenue recognized	18.4
Remaining performance obligations	89.7
Expected remaining performance obligations recognized during next 12 months	74.9
Expected remaining performance obligations recognized over subsequent 12 months	9.2
Expected remaining performance obligations recognized remainder thereafter	5.6
Deferred sales commissions	$ 5.3	$ 5.0